INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision
Details of the Company’s income tax provision for the years ended December 31 are presented in the table below:

Income Taxes

In millions of dollars	2014	2013	2012
Current
Federal	$181	$(260)	$(71)
Foreign	3,281	3,788	3,869
State	388	(41)	300
Total current income taxes	$3,850	$3,487	$4,098
Deferred
Federal	$2,510	$2,867	$(4,558)
Foreign	361	(716)	900
State	476	548	(43)
Total deferred income taxes	$3,347	$2,699	$(3,701)
Provision (benefit) for income tax on continuing operations before non-controlling interests (1)	$7,197	$6,186	$397
Provision (benefit) for income taxes on discontinued operations	12	(244)	(52)
Provision (benefit) for income taxes on cumulative effect of accounting changes	—	—	(58)
Income tax expense (benefit) reported in stockholders’ equity related to:
Foreign currency translation	65	(48)	(709)
Investment securities	1,007	(1,300)	369
Employee stock plans	(87)	28	265
Cash flow hedges	207	625	311
Benefit plans	(660)	698	(390)
Retained earnings(2)	(353)	—	—
Income taxes before non-controlling interests	$7,388	$5,945	$133

(1)
Includes the effect of securities transactions and other-than-temporary-impairment losses resulting in a provision (benefit) of $200 million and $(148) million in 2014, $262 million and $(187) million in 2013 and $1,138 million and $(1,740) million in 2012, respectively.

(2)	See “Consolidated Statement of Changes in Stockholders’ Equity” above.

Schedule of effective income tax rate reconciliation
The reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate applicable to income from continuing operations (before non-controlling interests and the cumulative effect of accounting changes) for the years ended December 31 was as follows:

	2014	2013	2012
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	3.4	1.7	2.9
Foreign income tax rate differential	(0.8)	(2.2)	(4.4)
Audit settlements (1)	(2.4)	(0.6)	(11.3)
Effect of tax law changes(2)	1.2	(0.3)	(0.1)
Nondeductible legal and related expenses	18.3	0.8	0.2
Basis difference in affiliates	(2.5)	—	(8.8)
Tax advantaged investments	(3.6)	(3.0)	(8.6)
Other, net	0.4	(0.2)	—
Effective income tax rate	49.0%	31.2%	4.9%

(1)
For 2014, relates to the conclusion of the audit of various issues in the Company’s 2009-2011 U.S. federal tax audit and the conclusion of a New York State tax audit for 2006-2008. For 2013, relates to the settlement of U.S. federal issues for 2003-2005 at IRS appeals. For 2012, relates to the conclusion of the audit of various issues in the Company’s 2006-2008 U.S. federal tax audits and the conclusion of a New York City tax audit for 2006-2008.

(2)	For 2014, includes the results of corporate tax reforms enacted in New York and South Dakota which resulted in a DTA charge of approximately $210 million.

Schedule of deferred tax assets and liabilities
Deferred income taxes at December 31 related to the following:

In millions of dollars	2014	2013
Deferred tax assets
Credit loss deduction	$7,010	$8,356
Deferred compensation and employee benefits	4,676	4,067
Restructuring and settlement reserves	1,599	1,806
Unremitted foreign earnings	6,368	6,910
Investment and loan basis differences	4,808	4,274
Cash flow hedges	529	736
Tax credit and net operating loss carry-forwards	23,395	26,097
Fixed assets and leases	2,093	666
Other deferred tax assets	2,334	2,734
Gross deferred tax assets	$52,812	$55,646
Valuation allowance	—	—
Deferred tax assets after valuation allowance	$52,812	$55,646
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	$(415)	$(455)
Intangibles	(1,636)	(1,076)
Debt issuances	(866)	(811)
Other deferred tax liabilities	(559)	(640)
Gross deferred tax liabilities	$(3,476)	$(2,982)
Net deferred tax assets	$49,336	$52,664

Summary of unrecognized tax benefits
The following is a roll-forward of the Company’s unrecognized tax benefits.

In millions of dollars	2014	2013	2012
Total unrecognized tax benefits at January 1	$1,574	$3,109	$3,923
Net amount of increases for current year’s tax positions	135	58	136
Gross amount of increases for prior years’ tax positions	175	251	345
Gross amount of decreases for prior years’ tax positions	(772)	(716)	(1,246)
Amounts of decreases relating to settlements	(28)	(1,115)	(44)
Reductions due to lapse of statutes of limitation	(30)	(15)	(3)
Foreign exchange, acquisitions and dispositions	6	2	(2)
Total unrecognized tax benefits at December 31	$1,060	$1,574	$3,109

Schedule of income tax penalties and interest accrued
Interest and penalties (not included in “unrecognized tax benefits” above) are a component of the Provision for income taxes.

	2014		2013		2012
In millions of dollars	Pretax	Net of tax	Pretax	Net of tax	Pretax	Net of tax
Total interest and penalties in the Consolidated Balance Sheet at January 1	$277	$173	$492	$315	$404	$261
Total interest and penalties in the Consolidated Statement of Income	(1)	(1)	(108)	(72)	114	71
Total interest and penalties in the Consolidated Balance Sheet at December 31 (1)	269	169	277	173	492	315

(1)	Includes $2 million, $2 million, and $10 million for foreign penalties in 2014, 2013 and 2012, respectively. Also includes $3 million for state penalties in 2014, and $4 million for 2013 and 2012.

Schedule of major jurisdictions and earliest tax year subject to examination
The following are the major tax jurisdictions in which the Company and its affiliates operate and the earliest tax year subject to examination:

Jurisdiction	Tax year
United States	2012
Mexico	2009
New York State and City	2006
United Kingdom	2013
India	2010
Brazil	2010
Singapore	2007
Hong Kong	2008
Ireland	2010

Schedule of deferred tax assets and liabilities by jurisdiction
As of December 31, 2014 and 2013, Citi had no valuation allowance on its DTAs.

In billions of dollars
Jurisdiction/component	DTAs balance December 31, 2014	DTAs balance December 31, 2013
U.S. federal (1)
Net operating losses (NOLs)(2)	$2.3	$1.4
Foreign tax credits (FTCs)(3)	17.6	19.6
General business credits (GBCs)	1.6	2.5
Future tax deductions and credits	21.1	21.4
Total U.S. federal	$42.6	$44.9
State and local
New York NOLs	$1.5	$1.4
Other state NOLs	0.4	0.5
Future tax deductions	2.0	2.4
Total state and local	$3.9	$4.3
Foreign
APB 23 subsidiary NOLs	$0.2	$0.2
Non-APB 23 subsidiary NOLs	0.5	1.2
Future tax deductions	2.1	2.1
Total foreign	$2.8	$3.5
Total	$49.3	$52.7

(1)
Included in the net U.S. federal DTAs of $42.6 billion as of December 31, 2014 were deferred tax liabilities of $2 billion that will reverse in the relevant carry-forward period and may be used to support the DTAs.

(2)
Includes $0.6 billion in both 2014 and 2013 of NOL carry-forwards related to non-consolidated tax return companies that are expected to be utilized separately from Citigroup’s consolidated tax return, and $1.7 billion and $0.8 billion of non-consolidated tax return NOL carry-forwards for 2014 and 2013, respectively, that are eventually expected to be utilized in Citigroup’s consolidated tax return.

(3)
Includes $1.0 billion and $0.7 billion for 2014 and 2013, respectively, of non-consolidated tax return FTC carry-forwards that are eventually expected to be utilized in Citigroup’s consolidated tax return.

Summary of tax carryforwards
The following table summarizes the amounts of tax carry-forwards and their expiration dates as of December 31, 2014 and 2013:

In billions of dollars
Year of expiration	December 31, 2014	December 31, 2013
U.S. tax return foreign tax credit carry-forwards
2017	$1.9	$4.7
2018	5.2	5.2
2019	1.2	1.2
2020	3.1	3.1
2021	1.8	1.4
2022	3.4	3.3
2023(1)	1.0	0.7
Total U.S. tax return foreign tax credit carry-forwards	$17.6	$19.6
U.S. tax return general business credit carry-forwards
2028	$—	$0.4
2029	—	0.4
2030	0.4	0.4
2031	0.3	0.4
2032	0.4	0.5
2033	0.3	0.4
2034	0.2	—
Total U.S. tax return general business credit carry-forwards	$1.6	$2.5
U.S. subsidiary separate federal NOL carry-forwards
2027	$0.2	$0.2
2028	0.1	0.1
2030	0.3	0.3
2031	1.7	1.7
2033	1.9	1.7
2034	2.3	—
Total U.S. subsidiary separate federal NOL carry-forwards (2)	$6.5	$4.0
New York State NOL carry-forwards
2027	$—	$0.1
2028	—	6.5
2030	—	2.0
2031	—	0.1
2032	—	0.9
2033	—	—
2034	12.3	—
Total New York State NOL carry-forwards (2)	$12.3	$9.6
New York City NOL carry-forwards
2027	$—	$0.1
2028	3.8	3.9
2029	—	1.5
2031	0.1	—
2032	0.5	0.6
Total New York City NOL carry-forwards (2)	$4.4	$6.1
APB 23 subsidiary NOL carry-forwards
Various	$0.2	$0.2
Total APB 23 subsidiary NOL carry-forwards	$0.2	$0.2

(1)	The $1.0 billion in FTC carry-forwards that expires in 2023 is in a non-consolidated tax return entity but is eventually expected to be utilized in Citigroup’s consolidated tax return.

(2)	Pretax.